GENERAL (Major suppliers) (Details) - Cost of Goods, Total [Member] - Supplier Concentration Risk [Member]	12 Months Ended
Dec. 31, 2021
Concentration Risk [Line Items]
Concentration risk, threshold percentage	62.00%
Mikroman [Member]
Concentration Risk [Line Items]
Concentration risk percentage	40.00%
Quartz purchases from single vendor as a percentage of total quartz purchases of the Company	25.00%
Polat [Member]
Concentration Risk [Line Items]
Concentration risk percentage	33.00%
Quartz purchases from single vendor as a percentage of total quartz purchases of the Company	20.00%